Employee benefit obligations (Tables)	12 Months Ended
Mar. 31, 2025
Employee Benefits [Abstract]
Disclosure and Reconciliation of Net Defined Benefit Liability (Asset) and Income Statement Impact

(EUR thousand)	As of March 31
	2025	2024
Balance sheet obligations for:
Defined benefit pension plan (funded)	1,184	1,473
Other post-employment benefit (unfunded)	3,445	3,114
Long-service leave	554	588
Total employee benefit obligations	5,183	5,175

Defined benefit pension plan and other post-employment benefits

(EUR thousand)	For the financial year ended March 31
	2025	2024
Present value of funded obligations	(13,007)	(13,471)
Fair value of plan assets	11,823	11,998
Deficit of funded plans	(1,184)	(1,473)
Present value of unfunded obligations	(3,445)	(3,114)
Net benefit liability	(4,629)	(4,587)
The amounts recognized in the consolidated income statement, and statement of comprehensive income for service cost and interest cost are as follows:

(EUR thousand)	For the financial year ended March 31
	2025	2024	2023
Income statement charge for:
Service cost	1,535	1,251	1,607
Interest cost	213	95	74
Total Income statement charge	1,748	1,346	1,681
Other comprehensive income / (loss):
Remeasurement of post-employment benefit obligations	(624)	993	(1,435)
The tables below reconcile the net obligation in respect of the Group’s pension plans and other post-employment benefits with the amounts recognized in the consolidated financial statements.

(EUR thousand)	For the financial year ended March 31
Changes in the present value of defined benefit obligation	2025	2024
Opening balance of defined benefit obligation	16,585	13,405
Current service cost	1,394	1,169
Interest expense	388	296
Contributions by employees	855	449
Gain from change in demographic assumptions	(6)	—
Loss from change in financial assumptions	288	898
Experience gain / (loss)	(340)	644
Past service cost	141	82
Benefits paid	(3,134)	(404)
Exchange differences	281	46
Closing balance of defined benefit obligation	16,452	16,585

(EUR thousand)	For the financial year ended March 31
Changes in the fair value of plan assets	2025	2024
Opening balance of fair value of plan assets	11,998	10,078
Interest income	175	201
Return on plan assets (excluding amounts included in net interest costs)	565	548
Contributions by employer	800	723
Contributions by employees	855	449
Benefits paid	(2,888)	(199)
Settlements	15	—
Exchange differences	303	198
Closing balance of fair value of plan assets	11,823	11,998

(EUR thousand)	For the financial year ended March 31
Amounts recognized in the income statement	2025	2024	2023
Current service cost	1,394	1,169	1,088
Interest cost	213	95	74
Past service cost	141	82	519
Unrealized FX impact	37	152	(93)
Total net periodic cost	1,785	1,498	1,588

Disclosure of Financial and Demographic Assumptions	were based on the following key financial and demographic assumptions for key applicable entities determined based on the significance of the defined benefit obligation:

(%)
As of March 31, 2025
	Austria	Switzerland	France	Italy	Korea
Discount rate	3.75%	1.30%	3.75%	3.75%	3.50%
Inflation rate	—	1.00%	—	2.00%	—
Future salary increases	3.50%	1.50%	3.00%	—	3.00%

(%)
As of March 31, 2024
	Austria	Switzerland	France	Italy	Korea
Discount rate	3.25%	1.50%	3.50%	3.25%	4.25%
Inflation rate	—	1.25%	—	2.50%	—
Future salary increases	4.00%	1.50%	3.00%	—	3.00%

(Retirement age)
As of March 31, 2025
	Austria	Switzerland	France	Italy	Korea
Retirement age:
- Male	65	65	64	67	60
- Female	60	65	62	67	60

(Retirement age)
As of March 31, 2024
	Austria	Switzerland	France	Italy	Korea
Retirement age:
- Male	62	65	Individual	67	60
- Female	62	64	Individual	67	60

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea
Duration in years	8.27	17.94	13.84	8.11	10.42
Expected contributions as of March 31, 2025 in EUR thousands	—	726	—	—	—

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea
Duration in years	9.41	16.29	13.85	9.04	10.74
Expected contributions as of March 31, 2024 in EUR thousands	—	802	—	—	—

Disclosure of Fair Value of Plan Assets and Position of Post-Employment Benefit Plan
The table below shows the fair value of plan assets relating to the Group’s defined benefit pension plans, split by asset category:

(EUR thousands)	As of March 31
	2025		2024
Plan assets are comprised as follows:	Value	%	Value	%
Equity instruments	3,950	33.4%	3,965	33.0%
Debt instruments	561	4.7%	—	0.0%
Bonds	3,478	29.4%	3,478	29.0%
Money markets	419	3.5%	374	3.1%
Property	2,929	24.8%	3,270	27.3%
Other assets	—	0.0%	473	3.9%
Alternative investments	486	4.1%	438	3.7%
Total	11,823	100%	11,998	100%
The pension plans in Switzerland and Lebanon are the only funded plans in the Group.

(EUR thousand)	As of March 31
Position of the post-employment benefit plan	2025	2024
Present value of defined benefit obligation	(16,452)	(16,585)
Fair value of plan assets	11,823	11,998
Deficit in the plan	(4,629)	(4,587)
Experience adjustments on defined benefit obligation	340	(644)

Disclosure of Sensitivity Analysis for Actuarial Assumptions
The tables below summarize the percentage change in the net defined benefit obligation as of March 31, as a result of standard increases/decreases of each of the assumptions (discount rate, salary growth rate, and actuarial basis (mortality)) on a country-level:

(%)
As of March 31, 2025
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea
Discount rate - decrease by 0.5%	+4.1%	+9.1%	+7.0%	+4.0%	5.2%
Discount rate - increase by 0.5%	(3.9)%	(8.0)%	(6.4)%	(3.8)%	(4.8)%
Salary growth rate - decrease by 0.5%	(3.9)%	(6.0)%	(6.4)%	(3.6)%	(4.8)%
Salary growth rate - increase by 0.5%	+4.1%	+6.0%	+7.0%	+3.9%	5.1%
Actuarial basis (mortality) - decrease by 10.0%	—%	+1.0%	—%	—%	—%
Actuarial basis (mortality) - increase by 10.0%	—%	(1.1)%	—%	—%	—%

(%)
As of March 31, 2024
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea
Discount rate - decrease by 0.5%	+4.7%	+8.6%	+7.0%	+4.5%	+5.4%
Discount rate - increase by 0.5%	(4.4)%	(7.5)%	(6.4)%	(4.2)%	(4.9)%
Salary growth rate - decrease by 0.5%	(4.4)%	(0.5)%	(6.5)%	(4.0)%	(4.9)%
Salary growth rate - increase by 0.5%	+4.6%	+0.5%	+7.0%	+4.3%	+5.3%
Actuarial basis (mortality) - decrease by 10.0%	—%	+1.0%	—%	—%	—%
Actuarial basis (mortality) - increase by 10.0%	—%	(1.1)%	—%	—%	—%